Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flow from Operating Activities:
Net income	$ 346,665	$ 343,906	$ 326,176
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	181,477	195,940	198,119
Loss from divestiture of a subsidiary		23,399
In-process research and development expenses			5,640
Equity-based compensation expense	36,631	44,455	42,911
Deferred income taxes	1,252	(19,137)	16,249
Gain on repurchase of convertible notes			(2,185)
Excess tax benefit from equity-based compensation	(178)	(126)	(18)
Loss (gain) from short-term interest-bearing investments	1,386	(1,284)	4,449
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	38,062	(131,387)	131,527
Prepaid expenses and other current assets	(10,741)	9,009	(13,614)
Other noncurrent assets	(15,807)	(35,948)	(2,690)
Accounts payable, accrued expenses and accrued personnel	(46,976)	187,652	(160,321)
Deferred revenue	(34,444)	33,927	20,956
Income taxes payable, net	27,289	20,272	(19,980)
Other noncurrent liabilities	10,876	14,520	(28,063)
Net cash provided by operating activities	535,492	685,198	519,156
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(109,779)	(86,945)	(82,331)
Proceeds from sale of short-term interest-bearing investments	591,147	1,503,231	1,045,278
Purchase of short-term interest-bearing investments	(521,999)	(1,449,494)	(963,433)
Net cash paid for acquisitions	(162,964)	(200,307)	(65,890)
Net cash received from divestiture of a subsidiary		20,275
Other	(18,076)	1,734
Net cash used in investing activities	(221,671)	(211,506)	(66,376)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	250,000	200,000	450,000
Payments under financing arrangements	(200,000)		(450,000)
Redemption of convertible notes			(330,780)
Repurchase of convertible notes			(116,015)
Repurchase of shares	(624,241)	(389,287)	(20,014)
Proceeds from employee stock options exercised	56,474	23,644	27,893
Payments under capital lease, short-term financing arrangements and other	(878)	(616)	(3,952)
Net cash used in financing activities	(518,645)	(166,259)	(442,868)
Net (decrease) increase in cash and cash equivalents	(204,824)	307,433	9,912
Cash and cash equivalents at beginning of year	1,036,195	728,762	718,850
Cash and cash equivalents at end of year	831,371	1,036,195	728,762
Cash paid for:
Income taxes, net of refunds	19,611	46,448	39,793
Interest	$ 433	$ 2,846	$ 3,321